UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  3/31

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2010 (Unaudited)

Central Cash Management Fund

	Principal Amount ($)	Value ($)
Commercial Paper 14.1%
Issued at Discount **
Straight-A Funding LLC:
144A, 0.24%, 7/1/2010	20,000,000	20,000,000
144A, 0.24%, 7/2/2010	20,000,000	19,999,867
144A, 0.25%, 7/6/2010	17,800,000	17,799,382
144A, 0.26%, 7/12/2010	25,000,000	24,998,014
144A, 0.3%, 7/12/2010	50,251,000	50,246,394
144A, 0.35%, 8/24/2010	22,500,000	22,488,187
144A, 0.36%, 7/19/2010	8,593,000	8,591,453
144A, 0.39%, 8/10/2010	26,403,000	26,391,559
144A, 0.4%, 8/10/2010	26,361,000	26,349,284
144A, 0.42%, 9/2/2010	25,000,000	24,981,625
144A, 0.43%, 8/23/2010	6,583,000	6,578,832

Total Commercial Paper (Cost $248,424,597)		248,424,597
Government & Agency Obligations 41.5%
Other Government Related 2.0%
Bank of America NA, Series 1, FDIC Guaranteed, 0.718% *, 12/23/2010	3,500,000	3,504,609
Citigroup Funding, Inc., FDIC Guaranteed, 0.438% *, 7/30/2010	20,750,000	20,753,078
The Goldman Sachs Group, Inc., FDIC Guaranteed, 1.036% *, 12/3/2010	10,500,000	10,526,663

		34,784,350
US Government Sponsored Agencies 33.1%
Federal Farm Credit Bank:
0.13% *, 6/7/2011	5,000,000	4,998,109
0.14% *, 11/4/2010	8,000,000	8,000,000
0.39%, 12/1/2010	6,500,000	6,500,000
Federal Home Loan Bank:
0.001% **, 7/1/2010	508,000	508,000
0.092% **, 7/23/2010	68,691,000	68,687,012
0.12% *, 5/26/2011	38,000,000	38,000,000
0.163% *, 7/15/2011	50,000,000	49,973,623
0.25%, 12/21/2010	10,000,000	9,995,425
0.25%, 12/28/2010	20,000,000	19,997,639
0.27%, 10/29/2010	8,000,000	7,999,108
0.4%, 1/4/2011	3,500,000	3,499,724
0.43%, 2/22/2011	13,500,000	13,500,115
0.45%, 10/28/2010	4,000,000	4,001,397
0.5%, 10/18/2010	10,000,000	10,003,761
0.5%, 10/25/2010	6,500,000	6,501,109
0.5%, 10/29/2010	4,330,000	4,332,598
0.5%, 11/12/2010	5,000,000	5,000,423
0.54%, 5/24/2011	8,000,000	8,000,573
0.95%, 2/3/2011	8,000,000	8,023,833
4.7%, 8/10/2010	5,000,000	5,023,799
4.75%, 8/13/2010	2,000,000	2,010,353
Federal Home Loan Mortgage Corp.:
0.108% **, 7/2/2010	20,000,000	19,999,889
0.175% **, 8/3/2010	15,000,000	14,997,525
0.18% **, 7/6/2010	8,000,000	7,999,767
0.18% **, 7/9/2010	10,000,000	9,999,556
0.197% **, 8/17/2010	7,500,000	7,498,042
0.206% **, 8/20/2010	8,000,000	7,997,667
0.222% **, 7/12/2010	7,000,000	6,999,487
0.328% **, 12/7/2010	5,000,000	4,992,713
0.338% **, 12/15/2010	10,000,000	9,984,228
0.388% *, 1/28/2011	5,000,000	5,004,785
4.125%, 10/18/2010	10,000,000	10,113,633
5.125%, 8/23/2010	7,520,000	7,572,710
6.875%, 9/15/2010	34,142,000	34,602,600
Federal National Mortgage Association:
0.01% **, 7/1/2010	30,000,000	30,000,000
0.049% **, 7/23/2010	500,000	499,985
0.219% **, 11/15/2010	50,000,000	49,958,139
0.246% **, 9/1/2010	5,000,000	4,997,847
0.299% **, 1/18/2011	8,000,000	7,986,600
0.308% **, 12/20/2010	5,000,000	4,992,594
0.326% **, 9/20/2010	15,000,000	14,988,862
0.346% **, 10/1/2010	4,000,000	3,996,422
0.368% **, 12/1/2010	12,000,000	11,981,130
0.387% **, 10/25/2010	15,000,000	14,981,150
0.407% **, 11/15/2010	6,500,000	6,489,858

		583,191,790
US Treasury Obligations 6.4%
US Treasury Bills:
0.165% **, 8/26/2010	5,000,000	4,998,717
0.24% **, 9/16/2010	21,900,000	21,888,758
US Treasury Notes:
1.125%, 6/30/2011	15,000,000	15,104,671
1.5%, 10/31/2010	16,500,000	16,560,517
2.75%, 7/31/2010	54,082,000	54,190,928

		112,743,591

Total Government & Agency Obligations (Cost $730,719,731)		730,719,731
Repurchase Agreements 44.3%
Banc of America Securities LLC, 0.03%, dated 6/30/2010, to be repurchased at $55,318,950 on 7/1/2010 (a)	55,318,904	55,318,904
Barclays Capital, 0.01%, dated 6/30/2010, to be repurchased at $2,146,455 on 7/1/2010 (b)	2,146,454	2,146,454
The Goldman Sachs & Co., 0.03%, dated 6/30/2010, to be repurchased at $721,514,679 on 7/1/2010 (c)	721,514,078	721,514,078

Total Repurchase Agreements (Cost $778,979,436)		778,979,436

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,758,123,764) †	99.9	1,758,123,764
Other Assets and Liabilities, Net	0.1	1,819,558

Net Assets	100.0	1,759,943,322

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $1,758,123,764.
*
These securities are shown at their current rate as of June 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $52,039,711 Federal National Mortgage Association, 5.5%, maturing on 8/1/2037 with a value of $56,425,283.
(b)	Collateralized by $1,674,900 US Treasury Bond, 6.0%, maturing on 2/15/2026 with a value of $2,189,456.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
72,626,895	Federal Home Loan Mortgage Corp.	3.151-4.5	2/15/2028-7/1/2033	72,379,303
595,724,392	Federal National Mortgage Association	4.0-10.0	2/1/2016-2/25/2050	622,238,152
1,090	Federal National Mortgage Association - Interest Only	1184.8	7/25/2022	32,134
51,710,444	Federal National Mortgage Association - Principal Only	Zero Coupon	5/25/2040	41,294,771
Total Collateral Value				735,944,360

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(d)	$—	$979,144,328	$—	$979,144,328
Repurchase Agreements	—	778,979,436	—	778,979,436
Total	$—	$1,758,123,764	$—	$1,758,123,764

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010